Other Liabilities, Provisions, Contingencies and Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Liabilities, Provisions, Contingencies and Commitments
Note 26. Other Liabilities, Provisions, Contingencies and Commitments
26.1 Other current financial liabilities

	December 31, 2019		December 31, 2018
Sundry creditors	Ps.	11,509	Ps.	8,489
Derivative financial instruments (see Note 21)		848		384
Other notes payable (1)		11,294		—
Others		4		20

Total	Ps.	23,655	Ps.	8,893

(1)	Related to Socofar’s put option exercised on December 13, 2019.
26.2 Provisions and other
non-current
liabilities

	December 31, 2019		December 31, 2018
Contingencies	Ps.	8,854	Ps.	9,928
Payable taxes		710		873
Others		879		767

Total	Ps.	10,443	Ps.	11,568

26.3 Other financial liabilities

	December 31, 2019		December 31, 2018
Derivative financial instruments (see Note 21)	Ps.	1,672	Ps.	1,262
Security deposits		809		970

Total	Ps.	2,481	Ps.	2,232

26.4 Provisions recorded in the consolidated statement of financial position
The Company has various loss contingencies and has recorded reserves as other liabilities for those legal proceedings for which it believes an unfavorable resolution is probable. Most of these contingencies are the result of the Company’s business acquisitions. The following table presents the nature and amount of the contingencies recorded as of December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
Indirect taxes	Ps.	5,062	Ps.	5,421
Labor		2,455		2,601
Legal		1,337		1,906

Total	Ps.	8,854	Ps.	9,928

26.5 Changes in the balance of provisions recorded
26.5.1 Indirect taxes

	December 31, 2019		December 31, 2018		December 31, 2017
Balance at beginning of the period	Ps.	5,421	Ps.	6,836	Ps.	11,065
Penalties and other charges		1		123		362
New contingencies		486		178		91
Contingencies added in business combination		—		104		861
Cancellation and expiration		(247)		106		(796)
Payments		(174)		(112)		(947)
Brazil amnesty adoption		—		—		(3,321)
Effects of changes in foreign exchange rates		(425)		(951)		(479)
Effects due to derecognition of Philippines		—		(863)		—

Balance at end of the period	Ps.	5,062	Ps.	5,421	Ps.	6,836

26.5.2 Labor

	December 31, 2019		December 31, 2018		December 31, 2017
Balance at beginning of the period	Ps.	2,601	Ps.	2,723	Ps.	2,578
Penalties and other charges		293		310		56
New contingencies		521		330		283
Contingencies added in business combination		44		289		—
Cancellation and expiration		(283)		(133)		(32)
Payments		(500)		(193)		(92)
Effects of changes in foreign exchange rates		(221)		(725)		(69)
Venezuela deconsolidation effect		—		—		(1)

Balance at end of the period	Ps.	2,455	Ps.	2,601	Ps.	2,723

26.5.3 Legal

	December 31, 2019		December 31, 2018		December 31, 2017
Balance at beginning of the period	Ps.	1,906	Ps.	3,296	Ps.	2,785
Penalties and other charges		94		86		121
New contingencies		213		72		186
Contingencies added in business combination		77		67		783
Cancellation and expiration		(542)		(146)		(16)
Payments		(318)		(251)		(417)
Brazil amnesty adoption		—		—		7
Effects of changes in foreign exchange rates		(93)		(335)		(151)
Venezuela deconsolidation effect		—		—		(2)
Effects due to derecognition of Philippines		—		(883)		—

Balance at end of the period	Ps.	1,337	Ps.	1,906	Ps.	3,296

While provision for all claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.
26.6 Unsettled lawsuits
The Company has entered into several proceedings with its labor unions, tax authorities and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have resulted in the ordinary course of business and are common to the industry in which the Company operates. The aggregate amount being claimed against the Company resulting from such proceedings as of December 31, 2019 is Ps. 81,683. Such contingencies were classified by legal counsel as less than probable but more than remote of being settled against the Company. However, the Company believes that the ultimate resolution of such several proceedings will not have a material effect on its consolidated financial position or result of operations.
Included in this amount Coca-Cola FEMSA has tax contingencies, most of which are related to its Brazilian operations, with loss expectations assessed by management and supported by the analysis of legal counsel considered as possible. The main possible contingencies of Brazilian operations amount to approximately Ps. 53,937. This refers to various tax disputes related primarily to: (i) Ps. 10,378 of credits for ICMS (“VAT”); (ii) Ps. 34,102 related to tax credits of “IPI” over raw materials acquired from Free Trade Zone Manaus; (iii) claims of Ps. 6,274 related to compensation of federal taxes not approved by the IRS (Tax authorities) and (iv) Ps. 3,183 related to the requirement by the Tax Authorities of State of São Paulo for ICMS (“VAT”), interest and penalty due to the alleged underpayment of tax arrears for the period 1994-1996. Coca-Cola FEMSA is defending its position in these matters and final decision is pending in court.
In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where this subsidiaries operates. The Company does not expect any material liability to arise from these contingencies.
26.7 Collateralized contingencies
As is customary in Brazil, Coca-Cola FEMSA has been required by the tax authorities there to collateralize tax contingencies currently in litigation amounting to Ps. 10,471, Ps. 7,739 and Ps. 9,433 as of December 31, 2019, 2018 and 2017, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies, see Note 14. Also, as disclosed in Note 9.2, there is some restricted cash in Brazil related to current deposits in order to fulfill the collateral requirements for accounts payable.
26.8 Commitments
The Company has firm commitments for the purchase of property, plant and equipment of Ps. 556 as of December 31, 2019.